Pension and Post Retirement Medical Benefits - Fair Value of Major Categories of Pension Plan (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
US Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 172.9	$ 159.6	$ 145.4
US Pension Plans Defined Benefit [Member] | US [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47.7	44.0
US Pension Plans Defined Benefit [Member] | Non U S [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	36.3	38.1
US Pension Plans Defined Benefit [Member] | Corporate Bonds and Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57.1	45.3
US Pension Plans Defined Benefit [Member] | U.S. Government Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17.0	11.6
US Pension Plans Defined Benefit [Member] | International Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.6	3.9
US Pension Plans Defined Benefit [Member] | Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.2	0.9
US Pension Plans Defined Benefit [Member] | U.S. Government Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.4	8.2
US Pension Plans Defined Benefit [Member] | Municipal Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		3.0
US Pension Plans Defined Benefit [Member] | Non US Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1.1
US Pension Plans Defined Benefit [Member] | Other Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.8	0.8
US Pension Plans Defined Benefit [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.0
US Pension Plans Defined Benefit [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.8	2.7
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30.8	28.8
International Pension Plans [Member] | US [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3.0	5.5
International Pension Plans [Member] | Non U S [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18.1	14.5
International Pension Plans [Member] | U.S. Government Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.6
International Pension Plans [Member] | International Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.5
International Pension Plans [Member] | Non US Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.7	7.4
International Pension Plans [Member] | Other Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.3	0.6
International Pension Plans [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.2	$ 0.2